Employee benefits plans - Disclosure of contributions by the company (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Suzano Prev
Employer Contributions [Line Items]
Employer contributions	R$ 11,986	R$ 11,813